Shareholder Report	6 Months Ended
Jan. 31, 2025 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Tidal Trust II
Entity Central Index Key	0001924868
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2025
Grizzle Growth ETF
Shareholder Report [Line Items]
Fund Name	Grizzle Growth ETF
Class Name	Grizzle Growth ETF
Trading Symbol	DARP
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Grizzle Growth ETF (the "Fund") for the period August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.etf.grizzle.com. You can also request this information by contacting us at 1-800-617-0004 or by writing to the Grizzle Growth ETF c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	www.etf.grizzle.com
Expenses [Text Block]

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Grizzle Growth ETF	$ 40	0.75%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.75%
Net Assets	$ 13,354,000
Holdings Count | Holdings	31
Investment Company, Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2025)

Fund Size (Thousands)	$13,354
Number of Holdings	31
Portfolio Turnover	28%

Holdings [Text Block]	Sector Breakdown (% of Total Net Assets) Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments and liabilities in excess of other assets.
Largest Holdings [Text Block]

Top Ten Holdings	(% of net assets)
NVIDIA Corp.	12.6
Meta Platforms, Inc. - Class A	10.9
Alphabet, Inc. - Class A	7.8
Micron Technology, Inc.	7.1
Amazon.com, Inc.	6.2
Galaxy Digital Holdings, Ltd.	5.2
Antero Resources Corp.	5.0
Range Resources Corp.	4.7
Microsoft Corp.	4.4
Taiwan Semiconductor Manufacturing Co., Ltd.	3.9